Accounts Receivable (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Accounts receivable	$ 157	$ 104
Less allowance for doubtful accounts	(1)	(2)
Accounts receivable, net	$ 156	$ 102